Common Stock Warrants - Additional Information (Detail) - Warrants Issued In Connection With Convertible Notes. [Member] - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Warrants Issued In March Two Thousand And Twenty Seven. [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	156,102	156,102	156,102	156,102
Class of warrant or right, exercise price of warrants or rights	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Warrants Issued In March Two Thousand And Twenty Eight [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	63,300	63,300	63,300	63,300
Class of warrant or right, exercise price of warrants or rights	$ 0.67	$ 0.67	$ 0.67	$ 0.67